Accounting Standards Update (Notes)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
2. Accounting Standards Update

In April 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity ("ASU 2014-08"). ASU 2014-08 amends the definition of a discontinued operation and requires entities to provide additional disclosures for both discontinued operations and disposal transactions that do not meet the discontinued-operations criteria. It is effective for annual periods beginning on or after December 15, 2014. The Company does not expect the adoption of this guidance to have a material effect on its consolidated financial statements.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"). ASU 2014-09 improves comparability of revenue recognition practices across entities, industries, jurisdictions and capital markets, and requires entities to provide additional disclosures. It is effective for annual reporting periods beginning after December 15, 2016. The Company does not expect the adoption of this guidance to have a material effect on its consolidated financial statements.

In May 2014, the FASB issued Accounting Standards Update No. 2014-12, Compensation-Stock Compensation (Topic 718) Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period ("ASU 2014-12"). ASU 2014-12 requires that a performance target that affects vesting, and which could be achieved after the requisite service period, be treated as a performance condition. It is effective for annual reporting periods beginning after December 15, 2015. The Company does not expect the adoption of this guidance to have a material effect on its consolidated financial statements.
In January 2015, the FASB issued ASU No. 2015-01, Income Statement - Extraordinary and Unusual Items (Subtopic 225-20), Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (“ASU No. 2015-01”). ASU No. 2015-01 eliminates from GAAP the concept of extraordinary items to simplify income statement presentation. Under the guidance an entity will no longer be able to segregate an extraordinary item from the results of operations, separately present an extraordinary item on the income statement, or disclose income taxes or earnings-per-share data applicable to an extraordinary item. The ASU is effective for all entities for reporting periods (including interim periods) beginning after December 15, 2015, and early adoption is permitted. The Company will adopt the guidance effective January 1, 2016. The Company does not expect the adoption of ASU No. 2015-01 to have a material effect on its consolidated financial statements.